Taxation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 4,630	$ 35,308
Deferred income taxes	(6,694)	(20,090)
Total taxes	(2,064)	$ 15,218	[1]
Deferred tax liabilities	123,342			$ 137,106
Increase (decrease) in income tax liabilities	(16,900)
Estimated current tax expense from recognition of Pillar Two taxes	5,000
IHS Latam Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of impairment of goodwill	0
Nigeria, Nairas
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in income tax liabilities through movements in uncertain tax positions due to currency devaluation	$ (14,500)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.